PGIM 60/40 Allocation Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM QMA Large-Cap Core Equity Fund (Class R6)	2,297,443	$50,222,113
PGIM Total Return Bond Fund (Class R6)	2,301,691	33,512,624

Total Long-Term Investments (cost $69,808,638)		83,734,737

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $83,919)	83,919	83,919

TOTAL INVESTMENTS 100.0% (cost $69,892,557)(wd)		83,818,656
Liabilities in excess of other assets (0.0)%		(14,004)

Net Assets 100.0%		$83,804,652

(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM 60/40 Allocation Fund